Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income (loss)	$ 90,982	$ (148,986)	$ (57,747)
Non-cash and non-operating items:
Depreciation, Depletion and Amortization	261,131	290,672	276,307
Unrealized (gain) loss on derivative instruments and loss on sale of warrants (note 15)	(9,563)	20,007	(34,570)
Write-down and loss on sale (note 18)	200,238	170,310	53,693
Gain on commencement of sales-type lease (note 2)	(44,943)	0	0
Equity (income) loss, net of dividends received and return of capital	(5,575)	54,826	(44,312)
Income tax expense (note 21)	8,988	25,482	19,724
Foreign currency exchange loss including the effect of the termination of cross currency swaps and other	(90,028)	(19,353)	(28,484)
Change in operating assets and liabilities (note 17)	392,731	(48,358)	(59,444)
Net operating cash flow	984,017	383,306	182,135
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	1,182,249	527,465	1,325,482
Prepayments of long-term debt	1,712,828	804,748	771,827
Scheduled repayments of long-term debt and settlement of related swaps (note 8)	(305,971)	(233,734)	(671,803)
Proceeds from short-term debt	235,000	200,000	0
Prepayment of short-term debt	(275,000)	(150,000)	0
Proceeds from financing related to sale-leaseback of vessels	0	381,526	611,388
Repayments of obligations related to finance leases	95,131	95,946	74,680
Extinguishment of obligations related to finance leases	29,596	111,617	0
Net proceeds from equity issuances of Teekay Corporation	0	0	103,655
Repurchase of Teekay LNG common units	15,635	25,729	0
Distribution paid from subsidiaries to non-controlling interests	(79,803)	(63,343)	(64,676)
Cash dividends paid	0	(5,523)	(22,082)
Other financing activities	(798)	(580)	(671)
Net financing cash flow	(1,097,513)	(382,229)	434,786
INVESTING ACTIVITIES
Expenditures for vessels and equipment, net of warranty settlement	(26,507)	(109,523)	(693,792)
Proceeds from sale of vessels and equipment (note 18)	60,915	31,523	28,837
Proceeds from sale of assets, net of cash sold (notes 13 and 18)	24,977	100,000	81,823
Capital contributions and advances to equity-accounted joint ventures	(991)	(72,391)	(65,952)
Proceeds from repayments of advances to equity-accounted joint ventures	14,650	0	0
Cash of transferred subsidiaries on sale, net of proceeds received	0	0	(25,254)
Other investing activities	(9,983)	0	10,882
Net investing cash flow	63,061	(50,391)	(663,456)
Decrease in cash, cash equivalents, restricted cash and cash held for sale	(50,435)	(49,314)	(46,535)
Cash, cash equivalents, restricted cash and cash held for sale, beginning of the year	456,325	505,639	552,174
Cash, cash equivalents, restricted cash and cash held for sale, end of the year	$ 405,890	$ 456,325	$ 505,639